NET FEE AND COMMISSION INCOME - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
NET FEE AND COMMISSION INCOME (Details) - Narrative [Line Items]
Receivables from contracts with customers	£ 201	£ 243
Transaction price allocated to remaining performance obligations	157	191
Current contract liabilities	16	22
Revenue from performance obligations satisfied or partially satisfied in previous periods	2	13
Services provided after balance sheet date
NET FEE AND COMMISSION INCOME (Details) - Narrative [Line Items]
Receivables from contracts with customers	£ 84	£ 99